Eaton Vance Tax-Managed Growth Fund
                  Supplement to Prospectus dated March 1, 1999

                  Eaton Vance Tax-Managed Emerging Growth Fund
                Eaton Vance Tax-Managed International Growth Fund
                  Supplement to Prospectus dated March 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA  02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares.

a. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the Tax-Managed Growth Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                   0.47%      0.47%         0.47%
Distribution and Service (12b-1) Fees*            0.00%      1.00%         1.00%
Other Expenses**                                  0.45%      0.14%         0.14%
                                                  ----       ----          ----
Total Annual Fund Operating Expenses              0.92%      1.61%         1.61%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $663           $851           $1,055         $1,641
Class B shares           $664           $908           $1,076         $1,911
Class C shares           $264           $508           $  876         $1,911

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $663           $   851        $1,055         $1,641
Class B shares           $164           $   508        $  876         $1,911
Class C shares           $164           $   508        $  876         $1,911

b. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summaries" in the Tax-Managed Emerging Growth Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                   0.63%     0.63%          0.63%
Distribution and Service (12b-1) Fees*            0.00%     1.00%          1.00%
Other Expenses**                                  0.83%     0.58%          0.58%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              1.46%     2.21%          2.21%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $   715        $1,010         $1,327         $2,221
Class B shares           $   724        $1,090         $1,382         $2,539
Class C shares           $   324        $  691         $1,185         $2,544

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $663           $   851        $1,055         $1,641
Class B shares           $164           $   508        $  876         $1,911
Class C shares           $164           $   508        $  876         $1,911

c. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summaries" in the Tax-Managed International Growth Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees*                                  1.00%     1.00%          1.00%
Distribution and Service (12b-1) Fees**           0.00%     1.00%          1.00%
Other Expenses***                                 1.45%     1.20%          1.20%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              2.45%    3.20%           3.20%

* For the period ended October 31, 1998, the Fund's Management Fee was 0.77% of average daily net assets because the investment adviser waived a portion of its fee.
** Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
***  Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year          3 Years
--------------------------------------------------------------------------------
Class A shares                                   $   711         $1,202
Class B shares                                   $   823         $1,386
Class C shares                                   $   400         $1,562

You would pay the following expenses if you did not redeem you shares:

                                                 1 Year          3 Years
--------------------------------------------------------------------------------
Class A shares                                   $711            $1,202
Class B shares                                   $323            $  986
Class C shares                                   $300            $1,562

3.   The  following  replaces  "Distribution  and  Services  Fees" under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have not been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

5. The following sentence is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features" in the Tax-Managed Growth Fund prospectus:

     Class A shares may also be exchanged for the Fund's Institutional Shares, subject to the terms and conditions for investing in those shares.


October 12, 1999                                                            TMPS

                     Eaton Vance Government Obligations Fund
                   Supplement to Prospectus dated May 1, 1999

                            Eaton Vance Balanced Fund
                        Eaton Vance Growth & Income Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund
                   Supplement to Prospectus dated May 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA  02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares. This will result in slightly higher Total Operating Expenses for these classes than that shown in the "Annual Fund Operating Expenses" table in each Fund Summary.

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.


October 12, 1999                                                          FEESPS

                         Eaton Vance Municipal Bond Fund
                   Supplement to Prospectus dated May 1, 1999

                     Eaton Vance High Yield Municipals Fund
                   Supplement to Prospectus dated June 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA  02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares.

a. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the Municipal Bond Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class I
--------------------------------------------------------------------------------
Management Fees                                   0.48%     0.48%          0.48%
Distribution and Service (12b-1) Fees*            0.00%     1.00%          0.00%
Other Expenses**                                  0.42%     0.16%          0.22%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              0.90%     1.64%          0.70%

* Long-term shareholders of Class B shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $562           $748           $  950         $1,530
Class B shares           $667           $917           $1,092         $1,944
Class I shares           $ 72           $224           $  390         $  871

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $562           $748           $950           $1,530
Class B shares           $167           $517           $892           $1,944
Class I shares           $ 72           $224           $390           $  871

b.   The  following  replaces the "Annual  Fund  Operating  Expenses"  table and
     "Example"   under  "Fund  Summary"  in  the  High  Yield   Municipals  Fund
     prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                   0.58%     0.58%          0.58%
Distribution and Service (12b-1) Fees*            0.00%     1.00%          1.00%
Other Expenses**                                  0.47%     0.22%          0.22%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              1.05%     1.80%          1.80%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $577           $793           $1,027         $1,697
Class B shares           $683           $966           $1,175         $2,116
Class C shares           $283           $566           $  975         $2,116

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $577           $793           $1,027         $1,697
Class B shares           $183           $566           $  975         $2,116
Class C shares           $183           $566           $  975         $2,116

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B shares of Municipal Bond Fund and Class B and Class C shares of High Yield Municipals Fund have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Class A, Class B and Class C shares pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":

     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

5. The following is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features" in the Municipal Bond Fund prospectus:

     Class A shares may also be exchanged for the Fund's Class I shares, subject to the terms and conditions for investing in those shares.


October 12, 1999                                                          MBHYPS

                      Eaton Vance National Municipals Fund
                 Supplement to Prospectus dated February 1, 1999

                        Eaton Vance Strategic Income Fund
                  Supplement to Prospectus dated March 1, 1999


1. The address of the Fund and Eaton Vance Management (including its affiliates) is as follows:

     The Eaton Vance Building
     255 State Street
     Boston, MA 02109

     Telephone numbers remain the same.

2. Service fees will now be paid from the time of sale of Class A and Class B shares.

a. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the National Municipals Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)   Class A     Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                 0.42%       0.42%          0.42%
Distribution and Service (12b-1) Fees*          0.00%       1.00%          1.00%
Other Expenses**                                0.37%       0.12%          0.12%
                                                ----        ----           ----
Total Annual Fund Operating Expenses            0.79%       1.54%          1.54%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $552           $715           $  893         $1,406
Class B shares           $657           $886           $1,039         $1,835
Class C shares           $257           $486           $  839         $1,834

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $552           $715           $893           $1,406
Class B shares           $157           $486           $839           $1,835
Class C shares           $157           $486           $839           $1,834

b. The following replaces the "Annual Fund Operating Expenses" table and "Example" under "Fund Summary" in the Strategic Income Fund prospectus:

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)     Class A   Class B      Class C
--------------------------------------------------------------------------------
Management Fees                                   0.52%     0.52%          0.52%
Distribution and Service (12b-1) Fees*            0.00%     1.00%          1.00%
Other Expenses**                                  0.76%     0.51%          0.51%
                                                  ----      ----           ----
Total Annual Fund Operating Expenses              1.28%     2.03%          2.03%

* Long-term shareholders of Class B and Class C shares may pay more than the economic equivalent of the front-end sales charge permitted by the National Association of Securities Dealers, Inc.
**   Other Expenses for Class A shares includes a service fee of 0.25%.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $599           $  862         $1,144         $1,947
Class B shares           $706           $1,037         $1,293         $2,358
Class C shares           $306           $  637         $1,093         $2,358

You would pay the following expenses if you did not redeem you shares:

                         1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class A shares           $599           $862           $1,144         $  947
Class B shares           $206           $637           $1,093         $2,358
Class C shares           $206           $637           $1,093         $2,358

3.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

4.   The  following  replaces   "Withdrawal  Plan"  under  "Shareholder  Account
     Features":


     Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they do not in the aggregate exceed 12% annually of the account balance at the time the plan is established. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are subject to an initial sales charge, you should not make withdrawals from your account while you are making purchases.

5. The following is added to the first paragraph of "Exchange Privilege" under "Shareholder Account Features" in the National Municipals Fund prospectus:

     Class A shares may also be exchanged for the Fund's Institutional Shares, subject to the terms and conditions for investing in those shares.


October 12, 1999                                                          HMSIPS

                          Eaton Vance High Income Fund

                            Supplement to Prospectus
                              dated August 1, 1999


1. Service fees will now be paid from the time of sale of Class B shares. This will result in slightly higher Total Operating Expenses for Class B than that shown in the "Annual Fund Operating Expenses" table under "Fund Summary".

2.   The  following  replaces  "Distribution  and  Service  Fees"  under  "Sales
     Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. Both Classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually.

     Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealer, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.


October 12, 1999                                                            HIPS